THE MANAGERS FUNDS

Semi-Annual Report
May 31, 2000
(unaudited)

MONEY MARKET FUND


MANAGERS MONEY MARKET FUND

Semi-Annual Report
May 31, 2000
(unaudited)

TABLE OF CONTENTS
	     Page
Letter to Shareholders		1
The Managers Funds Performance		3
Complete performance table for all of The Managers Funds as of June
30, 2000
Managers Money Market Fund
Statement of Assets and Liabilities		 4
Fund balance sheet
 Statement of Operations		 4
	Detail of sources of income and fund level expenses during
the period
	Statement of Changes in Net Assets		5
	Detail of changes in fund assets and distributions to shareholders during the past two periods
Financial Highlights		6
Historical distributions, total returns, expense ratios and net assets
Notes to Financial Statements		7
The Fund's accounting and distribution policies, details of
agreements and
transactions with fund management and description of certain investment risks
The Prime Money Market Portfolio (The commingled investment pool which
holds all investable assets of the Fund.)
Schedule of Portfolio Investments		9
Detailed portfolio listing by security type, as valued at May 31,
2000, of which
Managers Money Market Fund owns a pro rata share
Statement of Assets and Liabilities		13
Portfolio's balance sheet
Statement of Operations		13
Detail of the Portfolio's sources of income, expenses, and
realized gains
(losses) during the period
Statement of Changes in Net Assets		14
Detail of changes in the Portfolio's assets during the past
two years
Supplemental Data		14
Historical ratios of the Portfolio's expenses,
net investment income and impact of
expense reimbursements on the expense
ratios
Notes to Financial Statements		15
The Portfolio's accounting policies and details of agreements and transactions with
Portfolio management

Investments in Managers Money Market Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank. Shares of the Fund are not federally insured by the Federal Deposit Insurance Corp., the Federal Reserve Board, or any governmental agency. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to continue to do so.



Dear Fellow Shareholder:
  Although the turn of the calendar over to the year 2000 went rather smoothly for most of the world, the financial markets have been anything but smooth throughout the first half of 2000. Uncertainty about the rate of inflation, the sustainability of corporate profit growth and the actions of the Federal Reserve Board to slow the economy and tame the stock markets have all contributed to creating one of the most volatile market environments ever. As we should expect, Managers Money Market Fund provided a stable net asset value and a modest return from income throughout the period.

During the six months ended May 31, 2000, short-term interest rates rose by about three quarters of a percent due to increasing evidence of inflation and the Federal Reserve Board's effort to control it. In a continuation of its 1999 tightening policy, the Fed raised the Fed Funds Target and Discount Rates three times for a total of one full percentage point during the first half of 2000.

Meanwhile, the Federal government proceeded to buy back 30-year U.S. Treasury bonds, which drove the price of those securities higher and thus the effective yields lower. The Treasury also announced that it will reduce the amount of debt it issues in the future. As a result, the yield curve for Treasury securities has moved into what is known as an inverted shape where short-term Treasuries provide a higher yield than long-term securities. For example, as of May 31, 2000, the yield on 2-year Treasury notes was 6.67% while the yield on 30-year Treasury bonds was 6.01%. Just six months earlier, the 2-year note was yielding 6.01% while the 30-year bond was yielding 6.29%.

In addition to the Federal government's monetary policy actions, Congress began to debate whether or not the Federal government should continue to guarantee debt issued by Government Sponsored
Entities (GSEs) such as GNMA.   Although the debate is unlikely
to yield any decisions soon, the uncertainty weakened confidence in agency securities, which also spread to other investment grade debt.

What all of this meant for investors during the period was that short-term debt securities performed well because, as they matured, investors were able to reinvest at higher rates. Long-term Treasury securities also performed well because their coupons remained stable while their prices rose. Meanwhile, investors holding medium-term securities, particularly corporate issues, realized no benefit from rising rates while the prices of their securities were flat or drifted lower.

Within this context, Managers Money Market Fund performed well, as its 30-day yield increased from 5.17% at the end of November to 5.87% on May 31, 2000. For the six months ended May 31, 2000, the Fund provided a total return of 2.81%, while the iMoneyNet Taxable Money Fund Average (formerly named IBC All Taxable Money Fund Average) returned 2.76%.


Throughout the period, the portfolio management team at J.P. Morgan Investment Management maintained a bar belled maturity structure within the context of a money market portfolio. This enabled them to take advantage of higher yielding paper while at the same time remaining very flexible as their ultra short positions matured and were reinvested at increasingly higher rates. They maintained an average maturity which revolved around 50 days, increasing from the year-end maturity of 45 days to a peak of 55 days in late February. As they became increasingly bearish and more certain that the Fed would remain on a tightening program, they reduced the duration to 45 days in late April. Throughout May they let the maturity extend and the Portfolio ended the period with an average maturity of 49 days. This is roughly similar to the average maturity of the iMoneyNet Taxable Money Fund Average, which ended the period at 50 days.

The managers accomplished the barbell structure primarily through the use of commercial paper and floating rate notes. The
Portfolio's composition summary as of May 31, 2000, is only slightly changed from the previous six months, and is displayed in the following chart.

Portfolio Composition

Time Deposits 3.2%
Foreign Time Deposit 5.2%
Other 2.9%
Taxable Municipals 0.3%
Certificate of Deposit 1.9%
Foreign Certificate of Deposit 14.0%
Commercial Paper 25.1%
Foreign Commercial Paper 4.4%
Floating Rate Notes 43.0%





As of May 31, 2000, the average 7-day simple yield for the Fund was 6.02% and the average 7-day compound yield was 6.20%. In comparison, the average 7-day simple yield for the iMoneyNet Taxable Money Fund Average for the same period was 5.76% and the compound yield was 5.93%.

In addition to Managers Money Market Fund, we are very pleased with the recent and long-term performance of many of our Funds.
Please refer to page 3 for the performance results of all of our Funds.

As always, should you have any questions on this report, please feel free to contact us at 1-800-835-3879, or visit our website at www.managersfunds.com.

We thank you for your continued investment in The Managers Funds.



Sincerely,


/s/ Peter M. Lebovitz
Peter M. Lebovitz
President and CEO

/s/Thomas G. Hoffman
Thomas G. Hoffman
Director of Research
The Managers Funds LLC

						2



The Managers Funds Performance (unaudited)
All periods ended June 30, 2000
 Average Annual Total Returns (a)

Six			Since		Inception 		Morningstar
Equity Funds:			Months		1 Year		3
Years		5 Years		10 Years		Inception
	Date		Rating (b)
Income Equity			(0.18)%		(6.42)%	0.00%
	8.69%	0.00%	14.84%	0.00%	12.83%	0.00%	13.95%		Oct. '84		PPP
Capital Appreciation			0.00%		59.97%	0.00%
	50.76%	0.00%	35.61%	0.00%	23.97%	0.00%	21.23%
		Jun. '84		PPPPP
Small Company (c)			__		__		__
	__		__		(0.20)%		Jun. '00
	N/A
Special Equity			12.72%		55.37%	0.00%
	25.38%	0.00%	26.23%	0.00%	20.47%	0.00%	18.30%
		Jun. '84		PPPPP
International Equity			(3.53)%		13.82%
	0.00%	10.80%	0.00%	13.30%	0.00%	11.68%	0.00%
	13.99%		Dec. '85		PPPP
Emerging Markets	Equity		(8.17)%		27.32%
	__		__		__		13.41%
	Feb. '98		N/A

Income Funds:
Short & Intermediate
Bond		1.99%		3.23%	0.00%	4.33%	0.00%	5.13%	0.00%	6.26%
	0.00%	7.67%		Jun. '84		PPPP
Bond			4.97%		4.12%	0.00%	6.08%	0.00%	7.27%	0.00%
	9.02%	0.00%	10.27%		Jun. '84		PPPP
Global Bond			(2.98)%		(3.42)%		1.99%
	0.00%	2.02%		__		3.99%		Mar. '94		P
Money Market			2.86%		5.49%	0.00%	5.25%	0.00%
	5.27%	0.00%	4.71%	0.00%	5.82%		Jun. '84		N/A

Past performance is not a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. For a Prospectus including fees and expenses, please visit our website at www.managersfunds.com, or call The Managers Funds LLC at (800) 835-3879 or your investment adviser. Read the prospectus carefully before you invest. The Managers Funds are distributed by The Managers Funds LLC, a NASD member.

(a)	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect fee waivers or the reimbursement of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized.
(b)	Morningstar proprietary ratings reflect historical risk-
adjusted performance as of 06/30/00 and are subject to change every month. The ratings are calculated from the Funds' three-, five- and ten-year average annual returns (if applicable) in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day Treasury bill returns. For the three-, five- and ten-year periods, respectively, each of the Equity Funds rated, other than the International Equity Fund, was rated against 3,642, 2,328 and 783 equity funds, the International Equity Fund was rated against 1,148, 701 and 141 international equity funds, and each of the Income Funds was rated against 1,684, 1,287 and 381 taxable fixed-income funds. The top ten percent of the funds in an investment class receive five stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star.

(c)	Small Company's return is since inception (06/19/00).
						3



Managers Money Market Fund
Statement of Assets and Liabilities
May 31, 2000 (unaudited)


Assets:
Investment in The Prime Money Market Portfolio ("Portfolio")
45,208,028
Prepaid expenses			17,200

    Total assets			45,225,228

Liabilities:
Dividends payable to shareholders			47,000
Administration fee payable			7,443
Other accrued expenses			28,654

    Total liabilities			83,097

Net Assets				45,142,131

Shares outstanding			45,142,131

Net asset value, offering and redemption price per share
1.00

Net Assets Represent:
	Paid-in capital			45,142,131

Statement of Operations
For the six months ended May 31, 2000 (unaudited)

Investment Income Allocated from Portfolio:
Interest income			1,635,942
Expenses:
Administration fees		53,772
Transfer agent fees		28,595
Reports to shareholders		7,551
Registration fees		6,857
Professional fees		4,582
Accounting fees		2,999
Trustees' fees		2,716
Miscellaneous expenses		2,511
Allocated Portfolio expenses		38,419

   Total expenses		148,002
Less: Waiver of administration fees		(13,308)

   Net expenses 			134,694

Net investment income				1,501,248

The Accompanying notes are an integral part of these financial statements.

					4

Managers Money Market Fund
Statement of Changes in Net Assets

For the
six months ended				For the
May 31, 2000				year ended
(unaudited)				November 30, 1999
Increase (Decrease) in Net Assets
From Operations:
Net investment income 		1,501,248 		2,271,349

Distributions to Shareholders:
From net investment income 	(1,501,248)	(2,271,349)

From Capital Share Transactions
(at a constant $1.00 per share):
Proceeds from sale of shares	414,446,551 	1,003,865,434
Net asset value of shares issued
In connection with reinvestment of
dividends 	1,394,975 				1,928,925
Cost of shares repurchased	(424,326,510)	(997,448,861)

Net increase (decrease) from capital
share transactions	(8,484,984)		8,345,498

Total increase (decrease) in net assets	(8,484,984)	8,345,498

Net Assets:
Beginning of period	53,627,115 				45,281,617

End of period	45,142,131 		53,627,115

The accompanying notes are an integral part of these financial statements.

							5


Managers Money Market Fund
Financial Highlights
For a share of capital stock outstanding throughout each period
For the six							Eleven 	months
months ended							ended
May 31, 2000	Year ended November 30,		November 30,
(unaudited)	1999	1998		1997		1996		1995

Net Asset Value,
Beginning of Period	$1.000 	$1.000 	$1.000 	$1.000
		$1.000 			$1.000

Income from Investment
Operations:
Net investment income 	0.028 	0.047 	0.052 	0.052
		0.054 			0.044

Less Distributions to
Shareholders from:
Net investment income	(0.028)	(0.047)	(0.052)	(0.052)
		(0.054)			(0.044)

Net Asset Value,
End of Period	$1.000 	$1.000 	$1.000 		$1.000
		$1.000 			$1.000


Total Return (a)	2.81%	(b)	4.84%	5.30%	5.35%	5.53%	4.92%	(c)


Ratio of net expenses to
average net assets 0.50%(c)	0.48%	0.50%	0.40%	0.12%	1.13%	(c)

Ratio of net investment
income to average net assets	5.57%(c) 4.74% 5.17% 5.22% 5.35%
4.85%	(c)

Net assets at end of period
(000's omitted)	$45,142	$53,627 	$45,282 	$36,544
$36,091 			$11,072


Expense Waiver/Reimbursement (d)

Ratio of total expenses to
average net assets 0.55% (c)	0.63%	0.70% 0.74% 0.75%	 1.18%(c)

Ratio of net investment
income to average net assets	5.52% (c)	4.59%	4.97%	4.88%	4.71%
4.80%	(c)


(a) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(b)Not annualized.
(c)Annualized.
(d) Ratio information assuming no waiver or reimbursement of investment advisory and management fees and/or administrative fees in effect for the periods presented, if applicable.

							6



MANAGERS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2000
Managers Money Market Fund (the "Fund") is a series of The Managers Funds (the "Trust"), a no-load, diversified, open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Currently the Trust is comprised of 10 investment series, (collectively the "Funds").

The Fund invests all of its investable assets in The Prime Money Market Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment included in the statement of assets and liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (0.25% at May 31, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

(1) Summary of Significant
	Accounting Policies
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

	(a) Valuation of Investments
Valuation of securities by the Portfolio is discussed in Note 1(a) of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

	(b) Security Transactions
The Fund records its share of interest income, expenses and realized gains and losses and adjusts its investment in the Portfolio each day.

	(c) Investment Income
	and Expenses
All the net investment income and realized gains and losses of the Portfolio are allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination. Expenses incurred by the Trust with respect to one or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

	(d) Dividends and Distributions
Dividends resulting from net investment income normally will be declared daily, payable on the third to the last business day of the month.

						7

NOTES TO FINANCIAL STATEMENTS (concluded)

Distributions classified as capital gains for federal income tax purposes, if any, will be made on an annual basis and when required for federal excise tax purposes. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Permanent book and tax differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

	(e) Federal Taxes
The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains, if any, to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no federal income or excise tax provision is included in the accompanying financial statements.

	(f) Capital Stock
The Trust's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded as of the ex-dividend date.

(2)	Agreements and Transactions
	with Affiliates
The Trust entered into an Administrative and Shareholder Servicing Agreement under which The Managers Funds LLC, a subsidiary of Affiliated Managers Group, Inc., serves as the Fund's administrator (the "Administrator") and is responsible for all aspects of managing the Fund's operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, dealers and registered investment advisers, that advise or act as an intermediary with the Fund's shareholders.

Effective March 3, 2000, the Board of Trustees approved an amendment to the agreement whereby the fee required to be paid to the administrator by the Trust is 0.15% of the Fund's average daily net assets per annum. Prior to March 3, 2000, the Trust was required to pay the Administrator 0.25% of the Fund's average daily net assets per annum. The Administrator voluntarily waived 0.10% of its fee for the period beginning December 1, 1999 and ending March 2, 2000, amounting to $13,308. Currently the Administrator is not waiving any portion of its 0.15% fee.

The aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust is $16,000. In addition, the in-person and telephonic meeting fees the Trustees receive are $1,000 and $500 per meeting, respectively. The Trustee fee expense shown in the financial statements represents the Fund's allocated portion of the total fees paid by the Trust.

							8


THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
May 31, 2000 (unaudited)

CERTIFICATES OF DEPOSIT-DOMESTIC (1.9%)
 216,000 	Bank America Corp.	06/20/00-08/17/00		6.180-
6.750	 216,000,000
 133,000 	SunTrust Bank Atlanta	06/22/00-04/18/01		6.520-
6.770	 133,011,891
Total Certificates of Deposit-Domestic	 349,011,891

CERTIFICATE OF DEPOSIT - FOREIGN (14.0%)
 300,000 	Abbey National PLC, (MTN, Series 1A)	01/08/01
6.450	 299,913,639
 452,000 	Bayerische Landesbank	08/04/00-10/02/00		5.875-
5.930	 451,815,672
 170,000 	Credit Communal De Belgique	02/22/01-05/03/01
6.760-7.055	 169,943,817
 350,000 	Deutsche Bank	12/01/00-02/22/01		6.190-6.755
349,881,810
 205,000 	Landesbank Hessen-Thueringen	05/08/01		7.143
204,986,428
 381,000 	Rabobank Nederland	02/15/01-05/02/01		6.660-
7.050	 380,888,169
 526,500 	Union Bank of Switzerland	07/03/00-04/30/01
5.760-6.880	 526,408,902
 149,000 	Westdeutsche Landesbank Girozentra	06/06/00-06/21/00
6.030-6.190	 149,000,000
Total Certificates of Deposit-Foreign	 2,532,838,437

COMMERCIAL PAPER - DOMESTIC (25.1%) (y)
 600,714 	Alpine Securitization Corp.	06/01/00-06/20/00
6.104-6.533	 599,524,574
 93,000 	Asset Securitization Corp.	06/05/00-06/07/00
5.687-6.510	 92,930,875
 147,100 	Bavaria Trust Corp.	06/02/00-06/27/00		5.510-
6.161	 146,912,417
 197,500 	BBL North America Funding Corp.	06/07/00-08/23/00
6.522-6.624	 195,905,286
 207,500 	Citibank Capital Markets Corp.	06/01/00-08/22/00
6.184-6.621	 205,630,960
 85,000 	CXC, Inc.	08/17/00		6.541	 83,789,175
 136,763 	Enterprise Funding Corp.	06/07/00-06/30/00
5.535-6.578	 139,139,784
 100,000 	Eureka Securitization Corp.	06/08/00-06/27/00
6.226-6.523	 99,704,694
 155,000 	General Electric Capital Corp.	06/09/00-06/20/00
6.524-6.549	 154,710,403
 150,000 	General Motors Acceptance Corp.	06/02/00-06/14/00
6.510-6.530	 149,822,979
 181,902 	HD Real Estate Funding Corp.	11/21/00		6.831
175,957,847
 25,000 	Merrill Lynch & Co.	06/01/00		6.512
25,000,000
 154,409 	Monte Rosa Capital Corp.	06/05/00-08/21/00
6.520-6.621	 152,788,782
 402,000 	Morgan Stanley Dean Witter & Co.	06/01/00-06/19/00
6.523-6.546	 401,499,296
 50,000 	Newport Funding Corp.	06/07/00		6.522
49,950,417
 119,687 	Parthenon Receivable Funding LLC	06/19/00-07/05/00
6.141-6.584	 119,181,445
 30,000 	Private Export Funding Corp.	06/01/00		6.512
30,000,000
 258,097 	Receivable Capital Corp.	06/08/00-06/26/00
5.866-6.523	 257,307,181
 50,000 	SBC Communications, Inc.	06/16/00-08/21/00
6.001-6.551	 123,747,875
 160,000 	Salomon Smith Barney, Inc.	06/01/00-06/07/00
6.520-6.667	 159,915,278
 52,000 	Southern California Edison Corp.	06/02/00
6.510	 51,991,406
 471,650 	Trident Capital, Inc.	06/16/00-06/23/00		6.001-
6.147	 470,118,029
 430,744 	Windmill Funding Corp.	06/05/00-07/05/00		6.184-
6.520	 429,299,021
 230,000 	Wisconsin Energy Corp.	06/01/00-06/29/00		6.102-
6.180	 229,219,223
Total Commercial Paper-Domestic	 4,544,046,947

COMMERCIAL PAPER - FOREIGN (4.4%) (y)
 100,000 	Bank of Nova Scotia	06/30/00		6.504
99,470,428
 46,500 	CDC Commercial Paper Corp.	06/12/00		5.895
46,407,646

The accompanying notes are an integral part of these financial statements

						9


THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS(continued)


COMMERCIAL PAPER - FOREIGN (continued)
 66,500 	CS First Boston, Inc.	06/16/00-08/21/00		6.521-
6.551	 66,211,869
 335,101 	France Telecommunication	06/08/00-06/20/00
6.085-6.524	 334,231,358
 25,000 	Halifax Building Society	06/06/00		6.521
24,979,410
 95,000 	Lloyds Bank PLC	06/02/00		6.510	 94,984,325
 161,000 	Province of Quebec	06/01/00-06/16/00		6.512-
6.537	 70,849,279
 52,000 	Royal Bank of Scotland Group	06/08/00		5.687
51,934,076
Total Commercial Paper-Foreign				 789,068,391

CORPORATE BOND - DOMESTIC (0.5%)
 85,000 	General Electric Capital Corp. (MTN, Series A)
05/23/01		7.380	 85,000,000

CORPORATE BOND - FOREIGN (0.5%)
 79,389 	Inter-American Development Bank	02/22/01	5.125
78,572,055
 20,625 	Ontario Province	06/28/00		6.125	 20,623,714
Total Corportate Bond-Foreign				 99,195,769

FLOATING RATE NOTES (43.0%) (v)
 100,000 	American Express Centurion Bank,
   (due 03/06/01)	06/01/00	(a)	6.670	 100,000,000
 150,000 	American Express Centurion Bank,
   (due 02/09/01)	06/09/00	(a)	6.400	 149,989,839
 25,000 	American Express Centurion Bank,
   (due 04/12/01)	06/12/00	(a)	6.455	 24,997,837
 25,000 	American Express Centurion Bank,
   (due 02/14/01)	06/14/00	(a)	6.483	 24,996,475
 202,500 	American Express Centurion Bank	06/12/00-07/12/00
6.720-6.750	 202,500,241
 25,000 	AT&T Corp., (due 03/08/01)	06/08/00	(a)	6.366
24,996,274
 25,000 	AT&T Capital Corp., (MTN, Series F)	06/14/00	7.594
25,012,540
 21,500 	AT&T Capital Corp., (MTN, Series G,
   due 12/01/00)	07/07/00	(a)	6.971	 21,574,065
 56,300 	AT&T Capital Corp., (MTN, Series G,
   due 04/09/01)	07/10/00	(a)	6.441	 56,391,856
 25,000 	BankBoston Corp., (MTN, due 03/09/01)	06/09/00
(a)	6.197	 25,009,029
 470,000 	Bank of America NA, (due 04/03/01)	06/01/00	(a)
6.670	 470,000,000
 500,000 	Bank of Austria, (Series CD, due 02/16/01)
06/16/00	(a)	6.450	 499,826,952
 384,500 	Bank of Scotland Treasury, (MTN,
   due 03/05/01) (144A)	06/05/00	(a)	6.079	 384,484,994
 139,500 	Bayerische Landesbank New York, (Series CD,
   due 12/15/00)	06/15/00	(a)	6.447	 139,441,315
 270,000 	Bayerische Landesbank New York, (Series CD,
   due 02/22/01)	08/22/00	(a)	6.625	 269,894,213
 175,000 	CIT Group, Inc., MTN	08/14/00		6.750
174,965,864
 142,000 	CIT Group, Inc., (MTN, due 01/19/01)	07/19/00
(a)	6.660	 141,942,555
 200,000 	CIT Group, Inc., (MTN, due 02/14/01)	08/14/00
(a)	6.600	 199,876,228
 16,590 	Caterpillar Financial Services Corp., (MTN,
   Series F, due 10/12/00)	06/12/00	(a)	6.170	 16,595,310

The accompanying notes are an integral part of these financial statements

					10

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS(continued)

FLOATING RATE NOTES (continued)
 10,000 	Caterpillar Financial Services Corp., (MTN,
   Series F, due 09/15/00)	06/15/00	(a)	6.150	 10,001,228
 325,000 	Chasers-00-1, (due 01/04/01) (144A)	07/05/00	(a)
6.700	 325,000,000
 228,000 	Citicorp,  (MTN, Series F, due 08/02/00)	06/02/00
(a)	6.227	 228,000,000
 8,000 	Citicorp,  (MTN, Series C, due 02/08/01)	02/08/01
(a)	6.923	 8,016,616
 140,000 	Citigroup, Inc., (MTN, Series A, due 04/04/01)
06/05/00	(a)	6.315	 140,000,000
 150,000 	Citigroup, Inc., (MTN, Series A, due 06/06/01)
06/10/00	(a)	6.431	 150,000,000
 5,000 	Comerica Bank	06/12/00		6.660	 4,999,859
 53,000 	Comerica Bank, (due 02/14/01)	06/14/00	(a)	6.437
52,979,067
 500,000 	Commerzbank, (Series CD, due 04/26/01)	06/26/00
(a)	6.560	 499,911,746
 10,000 	Commerzbank, (Series CD, due 03/01/01)	06/28/00
(a)	6.531	 9,996,352
 400,000 	CS First Boston, Inc. LINCS, (Series 1998-4,
   Class 1, due 08/18/00) (144A)	06/19/00	(a)	6.584
400,000,000
 550,000 	CS First Boston, Inc. SPARCS, (Series 2000,
   Class 1, due  07/24/00)	07/24/00	(a)	6.360	 550,000,000
 364,000 	Deutsche Bank, (Series CD, due 02/16/01)	06/16/00
(a)	6.445	 363,870,378
 20,000 	Deutsche Bank	12/13/00	(a)	6.452	 19,996,286
 10,000 	First Union National Bank, (due 02/13/01)	08/14/00
(a)	6.780	 10,006,267
 36,500 	First Union National Bank, (due 11/13/00)	08/16/00(a)
6.960	 36,537,623
 81,000 	Fleet Financial Group, (MTN, Series P,
   due 03/13/01)	06/13/00	(a)	6.037	 80,922,676
 40,000 	Fleet Financial Group, (MTN, Series N,
   due 10/13/00)	07/13/00	(a)	6.343	 40,011,220
 163,000 	Fleet Financial Group, (MTN, Series N)	07/28/00
6.445	 163,025,057
 350,000 	General Electric Capital Corp., (due 01/02/01)
07/07/00	(a)	6.221	 350,000,000
 6,000 	Household Finance Corp., (MTN,
   due 09/27/00)	06/27/00	(a)	6.378	 6,004,041
 5,000 	Household Finance Corp., (due 04/03/01)	07/03/00(a)
6.440	 5,005,745
 15,000 	Household Finance Corp., (due 04/09/01)	07/10/00(a)
6.617	 15,022,114
 75,000 	Key Bank NA, (due 09/07/00)	06/07/00	(a)	6.150
75,009,016
 24,500 	Key Bank NA, (due 11/02/00)	08/02/00	(a)	6.641
24,528,874
 220,000 	Lehman RACERS 1998-MM-7-1,
   (due 8/11/00) (144A)	06/19/00	(a)	6.620	 220,000,000
 292,000 	Lehman RACERS 1999-25-MM-MBS,
   (due 09/06/00) (144A)	06/06/00	(a)	6.506	 292,000,000
 165,000 	Lehman RACERS 1999-35-MM, (Class A-1,
   due 12/15/00) (144A)	06/15/00	(a)	6.622	 165,000,000
 34,775 	NationsBank NA, (due 02/26/01)	08/29/00	(a)
6.870	 34,799,973
 52,000 	Toyota Motor Credit Corp., (MTN,
   due 01/09/01)	07/10/00	(a)	6.181	 51,971,967
 75,000 	US Bank NA Minnesota, (due 04/04/01)	07/05/00(a)
6.625	 74,972,711
 100,000 	US Bank NA North Dakota, (due 04/04/01)	07/05/00(a)
6.645	 99,971,663
 342,000 	Westdeutsche Landesbank New York,
   (Series CD, due 03/23/01)	06/23/00	(a)	6.530	 341,865,213
Total Floating Rate Notes				 7,801,921,279

The accompanying notes are an integral part of these financial
Statements

							11

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS(concluded)


REPURCHASE AGREEMENT (1.3%)
 232,533 	Lehman Brothers Repurchase Agreement,
    proceeds $232,574,791 (collateralized by
    $239,647,908 Federal Home Loan Mortgage
    Corp., 6.500%-12.220% due 06/15/06 -
    02/15/29, valued at $87,827,762;
    $329,486,717 Federal National Mortgage
    Association, 6.500%-8.000% due
    12/25/04 - 04/25/29 valued at
    $85,113,896; $135,336,660 Government
    National Mortgage Association,
    7.500%-8.000% due 02/16/26 - 08/16/29
    valued at $64,244,462)	06/01/00		6.470	 232,533,000

TAXABLE MUNICIPALS (0.3%) (v)
 41,145 	Sacramento County, (Series A, due 08/15/14),
   MBIA Insured	08/15/00	(a)	6.770	 41,142,342
 6,200 	Wake Forest University, (Series 1997, due
   07/01/17), LOC-Wachovia Bank	06/07/00	(a)	6.640
6,200,000
Total Taxable Municipals				 47,342,342

TIME DEPOSIT - DOMESTIC (3.2%)
 575,000 	SunTrust Bank Cayman	06/01/00		6.813-6.875
575,000,000

TIME DEPOSIT - FOREIGN (5.2%)
 100,000 	Bank of America Grand Cayman	06/01/00		6.813
100,000,000
 273,379 	Banque Nationale De Paris Georgeto	06/01/00
6.813	 273,379,000
 319,000 	Chase Nassau	06/01/00		6.813	 319,000,000
 250,000 	Credit Suisse Grand Cayman	06/01/00		6.781
250,000,000
Total Time Deposits-Foreign				 942,379,000

TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (99.4%)
 17,998,337,056
OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)	 107,236,609
NET ASSETS (100.0%)		 18,105,573,665

 (a) The date listed under the heading maturity date represents an optional tender date or the next interest rate reset date.
   The final maturity date is indicated in the security description.
 (v) Rate shown reflects current rate on variable or floating rate instrument or instrument with step coupon rate.
 (y) Yield to Maturity
 144A- Securities restricted for resale to Qualified Institutional
Buyers.
 LOC - Letter of Credit.
 MBIA - Municipal Bond Investors Assurance Corp.
 MTN - Medium Term Note.
 RACERS - Restructured Asset Certificates.
 SPARCS - Structured Product Asset Return.
 STEERS - Structured Enhanced Return Trust.

The accompanying notes are an integral part of these financial
Statements

						12



THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2000 (unaudited)

Assets
Investments at amortized cost and value	17,998,337,056
Interest receivable				114,573,578
Prepaid trustees' fees					36,579
Prepaid expenses and other assets		34,376

Total assets					18,112,981,589

Liabilities
Payable to custodian					5,273,919
Advisory fee payable					1,594,099
Administrative services fee payable			355,145
Fund services fee payable			14,558
Accrued expenses					170,203

Total liabilities					7,407,924

Net Assets
Applicable to Investors' Beneficial Interests	18,105,573,665


STATEMENT OF OPERATIONS
For the six months ended May 31, 2000 (unaudited)


Investment Income
Interest income 					519,977,465

Expenses
Advisory fee			9,078,499
Administrative services fee			2,010,483
Custodian fees and expenses			764,557
Fund services fee			139,027
Trustees' fees and expenses			67,111
Administration fee			64,660
Miscellaneous			73,636

Total Expenses						12,197,973

Net Investment Income						507,779,492
Net Realized Loss on Investments		(49,875)

Net Increase in Net Assets Resulting from Operations	507,729,617


The accompanying notes are an integral part of these financial statements

							13



THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

For the six
months ended				For the fiscal
May 31, 2000				year ended
(unaudited)				November 30, 1999
Increase in Net Assets

From Operations
Net investment income	507,779,492 		620,496,096
Net realized loss on investments	(49,875)		(502,599)
Net increase in net assets resulting
   from operations		507,729,617 	619,993,497

Transactions in Investors'
Beneficial Interests
Contributions	55,908,757,325 		108,543,399,809
Withdrawals			(53,736,623,250)		(101,517,907,239)
   Net increase from investors'
   transactions			2,172,134,075 		7,025,492,570
Total increase in net assets		2,679,863,692 	7,645,486,067
Net Assets
Beginning of Period	15,425,709,973 		7,780,223,906
End of Period	18,105,573,665 		15,425,709,973


SUPPLEMENTAL DATA

For the
six months
 ended
May 31,2000		For the fiscal year ended November 30,
(unaudited)	1999	1998		1997		1996		1995
Ratios to Average Net Assets
       Expenses	0.14%	(a)	0.15%	0.17%	0.18%	0.19%	0.19%
       Net Investment Income				5.90%	(a)	5.07%
5.48%		5.43%		5.29%		5.77%
       Expenses without
           reimbursement	--	--	--	--	0.19%	--

       (a) Annualized



The accompanying notes are an integral part of the financial statements.

						14





1.  Organization and Significant
     Accounting Policies

The Prime Money Market Portfolio (the "portfolio'') is registered under the Investment Company Act of 1940, as amended, as a no-load diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on November 4, 1992. The portfolio's investment objective is to maximize current income consistent with the preservation of capital and same-day liquidity. The portfolio commenced operations on July 12, 1993. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.
The following is a summary of the significant accounting policies of the portfolio:

a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

The portfolio's custodian or designated subcustodians, as the case may be under the tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

b) Securities transactions are recorded on a trade date basis.
Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the

					15

NOTES TO FINANCIAL STATEMENTS (continued)

Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2.  Transactions with Affiliates

a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan'') and a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio pays JPMIM at an annual rate of 0.20% of the portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the six months ended May 31, 2000, such fees amounted to $9,078,499.

The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended May 31, 2000, the fee for these services amounted to $64,660.

c) The portfolio has an Administrative Services Agreement (the "Services Agreement'') with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended May 31, 2000, the fee for these services amounted to $2,010,483.

d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group'') to assist the trustees in exercising their overall Supervisory

							16

NOTES TO FINANCIAL STATEMENTS (concluded)

 responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $139,027 for the six months ended May 31, 2000.

e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $26,400.

							17



Investment Manager,
Administrator and Distributor
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879
Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171
Legal Counsel
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109-2881
Transfer Agent
Boston Financial Data Services, Inc.
attn: The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682
For ManagersChoice Only
PFPC Brokerage Services, Inc.
P.O. Box 61487
King of Prussia, PA 19406-0897
(800) 358-7668

Trustees
Jack W. Aber
William E. Chapman, II
Sean M. Healey*
Edward J. Kaier
Madeline H. McWhinney
Steven J. Paggioli
Eric Rakowski
Thomas R. Schneeweis
* Interested Person.

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective Prospectus.

The Managers Funds
Equity Funds:
INCOME EQUITY FUND
	Armstrong Shaw Associates Inc.
	Chartwell Investment Partners, L.P.
CAPITAL APPRECIATION FUND
	Essex Investment Management
		Company, LLC
	Roxbury Capital Management, LLC
SMALL COMPANY
         	Kalmar Investment Advisers, Inc.
	HLM Management Co., Inc.
SPECIAL EQUITY FUND
	Goldman Sachs Asset Management
	Pilgrim Baxter & Associates, Ltd.
	Westport Asset Management, Inc.
	Kern Capital Management LLC
INTERNATIONAL EQUITY FUND
	Scudder Kemper Investments, Inc.
	Lazard Asset Management
   Mastholm Asset Management, L.L.C.
EMERGING MARKETS
	EQUITY FUND
	Rexiter Capital Management Limited
Income Funds:
MONEY MARKET FUND
	J.P. Morgan Investment Management Inc.
SHORT AND INTERMEDIATE
	BOND FUND
	Standish, Ayer & Wood, Inc.
BOND FUND
	Loomis, Sayles & Company, L.P.
GLOBAL BOND FUND
	Rogge Global Partners, plc.

www.managersfunds.com